Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Cash	$ 2,101	$ 275,665
Class A ordinary shares subject to possible redemption	$ 2,205,349	$ 25,000,000
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants exercisable (in Shares)	20,150,000	20,150,000
Public Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate shares issued (in Shares)	22,794,651
Redemption price (in Dollars per share)	$ 10.83